Jacob Small Cap Growth Fund (Prospectus Summary) | Jacob Small Cap Growth Fund
JACOB SMALL CAP GROWTH FUND
Investment Objective
The Fund's investment objective is long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Jacob Small Cap Growth Fund	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days of purchase)	2.00%	none

Annual Fund Operating Expenses (expenses paid each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Jacob Small Cap Growth Fund		Investor Class	Institutional Class
Advisory Fees		0.90%	0.90%
Distribution and/or Service (12b-1) Fees		0.35%	none
Other Expenses		1.18%	1.18%
Total Annual Fund Operating Expenses		2.43%	2.08%
Fee Waiver	[1]	(0.18%)	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver	[2]	2.25%	1.95%
[1]	Jacob Asset Management of New York LLC, the Fund's investment adviser (the "Adviser"), has contractually agreed, through at least January 2, 2014, to waive up to 100% of its advisory fees to the extent that the Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) exceed 2.25% or 1.95% for Investor Class shares and Institutional Class shares, respectively, of each class' average daily net assets. This fee waiver agreement does not extend to indirect expenses of any acquired funds. Pursuant to this fee waiver agreement, the Adviser is entitled to recoup any fees that it waived for a period of three years following such fee waivers to the extent that such recoupment will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund when the fees were waived. Please note that the maximum waiver is 0.90%, which means that the Fund's overall expenses could exceed 2.25% for Investor Class shares or 1.95% for Institutional Class shares. This waiver agreement may only be terminated by the Board. Please also note that this fee waiver agreement is contingent upon the closing of the reorganization of the Jacob Small Cap Growth Fund II (formerly PineBridge US Small Cap Growth Fund) series of Jacob Funds II (formerly PineBridge Mutual Funds) into the Fund. Otherwise the fee waiver agreement currently in place for Investor Class shares of the Fund (which operates as described above with fees waived if expenses exceed 2.45%) will apply through at least January 2, 2014.
[2]	Please note that the percentage of Annual Fund Operating Expenses shown is based on estimated amounts and on the amount of assets expected to transfer into the Fund as a result of the reorganization of the Jacob Small Cap Growth Fund II (formerly PineBridge US Small Cap Growth Fund) series of Jacob Funds II (formerly PineBridge Mutual Funds) into the Fund. If the Fund's average annual net assets during the current fiscal year are lower, the Fund's expense ratio would be higher than that shown above.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund over the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Jacob Small Cap Growth Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class	228	740	1,279	2,753
Institutional Class	198	639	1,107	2,400

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 102.80%
of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in small capitalization companies.
Small capitalization companies are defined as those companies with market capitalizations (share price multiplied by number of shares outstanding)
within the capitalization range of the Russell 2000® Growth Index at the time of purchase.  As of August 31, 2012, the market capitalization of the largest company in the Russell 2000® Growth Index was approximately $4.621 billion, and the weighted average and median market capitalizations of the Russell 2000®
Growth Index were approximately $1.431 billion and $584 million, respectively.

The Fund maintains a diversified portfolio of investments consisting primarily of common stocks. The Fund may also invest in other equity securities such as preferred stocks, securities convertible or exchangeable into common stocks, rights, warrants, or real estate investment trusts. The Adviser expects to select investments for the Fund in companies that are broadly diversified over various industry groups.

The Adviser manages the Fund's portfolio in an aggressive growth style. The
Adviser believes that investments in small capitalization companies can have greater earnings and sales growth potential than larger capitalized companies and can offer substantial opportunities for long-term growth of capital. The
Adviser's overall stock selections are based on its qualitative and quantitative assessment of a company's fundamental prospects and whether it has an above-average potential for long-term growth of capital.

The Adviser expects to invest the Fund's net assets primarily in U.S. companies, but may gain exposure to foreign markets through the global operations of U.S.
companies, by purchasing depositary receipts or securities of foreign companies traded on U.S. exchanges, or through direct investment in foreign companies. The
Adviser will not invest more than 25% of the Fund's net assets directly in foreign companies.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses, or to maintain liquidity while seeking appropriate investments.
Principal Risks
Investing in a mutual fund has inherent risks, which could cause you to lose money. The principal risks of investing in the Fund, and the circumstances that could adversely affect the Fund's net asset value and total return, are listed below.

·  Market Risk: The value of the Fund's shares and the securities held by the
   Fund can each decline in value. Even when the stock market in general is rising, the stocks selected by the Adviser may decline. Prices of common stocks of even the best managed, most profitable corporations are subject to market risk, which means their stock prices can decline. In addition, swings in investor psychology or significant trading by large institutional investors can result in price fluctuations.

·  Smaller Capitalized Company Risk: Investments in small capitalization companies may involve greater risks, as these companies tend to have limited product lines, markets and financial or managerial resources. Small cap stocks often also have a more limited trading market, such that the Adviser may not be able to sell stocks at an optimal time or price. In addition, less frequently-traded securities may be subject to more abrupt price movements than securities of larger capitalized companies.

·  Growth Companies Risk. Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, the prices of these stocks may go down, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The
   Fund's growth style may cause the Fund to underperform funds that have a broader investment style.

·  Foreign and Emerging Market Risk: The risks of investing in foreign companies, including those located in emerging market countries, can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards and less stringent regulation of securities markets. Foreign securities markets generally have less volume than U.S. securities exchanges and securities of some foreign companies are less liquid and more volatile than securities of comparable
   U.S. companies. Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits (in which the Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
Performance Information
The performance information that follows gives some indication of the risks of investing in the Fund. The bar chart shows the Fund's performance for the last calendar year, and the table compares the Fund's average annual returns with those of a broad measure of market performance. Please note that the Fund's past performance (before and after taxes) is not necessarily an indication of how the
Fund will perform in the future. Performance information is not presented for
Institutional Class shares of the Fund because the Fund had not issued
Institutional Class shares as of the date of this Prospectus.
Annual Total Returns as of December 31, 2011 (Investor Class)

As of September 30, 2012, the Fund's year to date return was 14.52%. Best Quarter Q4 2010 22.86% Worst Quarter Q3 2011 -27.18%
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Jacob Small Cap Growth Fund	Label	1 Year	Since Inception	Inception Date
Investor Class	Return Before Taxes	(13.93%)	10.05%	Feb. 01, 2010
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	(15.34%)	9.10%	Feb. 01, 2010
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(9.05%)	8.05%	Feb. 01, 2010
Institutional Class	Return Before Taxes			Feb. 01, 2010
Russell 2000® Growth Index	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	(2.91%)	14.51%	Feb. 01, 2010

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)
plans or individual retirement accounts. The return after taxes on distribution and sale of fund shares may be higher than the return before taxes because the method of calculation assumes generally that you can use the short-term capital loss realized upon the sale of fund shares to offset income of the same tax character from other sources thereby reducing the amount of tax you otherwise might owe.